Income Taxes - Deferred Tax Presented in Statement of Financial Position (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 27,395	$ 16,687
Deferred tax liabilities	(11,812)	(20,800)
Net deferred tax assets	$ 15,583	$ (4,113)